Submission	Sep. 03, 2026
Submission [Line Items]
Central Index Key	0001278021
Registrant Name	MARKETAXESS HOLDINGS INC
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES